Other payables - DSU's & PSU's (Details)		12 Months Ended
	Aug. 05, 2021	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	May 06, 2021
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding value		$ 578,061	$ 205,337
Minimum percentage of annual retainer to be received in share units plan				50.00%
Period for settlement from elected redemption date		10 days
Number of share units granted		246,610	48,491
Value of shares granted		$ 580,000	$ 357,885
Expenses recognized during the period		578,061	205,337
Deferred Share Units | Corporate, general and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses recognized during the period		372,724	205,337
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding value		44,753	97,853
Number of share units granted	38,647
Expenses recognized during the period		44,753	97,853
Change in fair value of PSUs		$ (53,100)	$ 97,853
Number of units expected to be vested on vesting date | shares		23,188	23,188
Restricted Shares Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of RSU | shares			0